CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 27,101	$ 23,939
Trade receivables (net of allowance for credit losses of $ 4,236 and $ 6,198 at December 31, 2019 and 2020, respectively)	107,388	118,531
Other accounts receivable and prepaid expenses	14,755	11,033
Inventories	50,627	62,132
Total current assets	199,871	215,635
NON-CURRENT ASSETS:
Long-term bank deposits	17	17
Deferred tax assets	8,279	8,106
Severance pay and pension fund	6,059	5,661
Operating lease right-of-use assets	6,780	10,128
Other non-current assets	13,548	7,579
PROPERTY AND EQUIPMENT, NET	31,748	34,865
INTANGIBLE ASSETS, NET	6,117	7,898
Total long-term assets	72,548	74,254
Total assets	272,419	289,889
CURRENT LIABILITIES:
Trade payables	63,722	59,635
Deferred revenues	3,492	1,734
Short-term loans	5,979	14,600
Operating lease liabilities	3,183	5,644
Other accounts payable and accrued expenses	24,048	22,755
Total current liabilities	100,424	104,368
LONG-TERM LIABILITIES:
Accrued severance pay and pensions	11,601	10,709
Deferred revenues	7,495	6,265
Operating lease liabilities	3,840	4,718
Other long-term payables	2,933	3,408
Total long-term liabilities	25,869	25,100
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value - Authorized: 120,000,000 shares at December 31, 2019 and 2020; Issued: 84,144,328 and 85,184,889 shares at December 31, 2019 and 2020, respectively; Outstanding: 80,662,805 and 81,703,366 shares at December 31, 2019 and 2020, respectively	218	215
Additional paid-in capital	420,958	418,062
Treasury shares at cost - 3,481,523 ordinary shares as of December 31, 2019 and 2020	(20,091)	(20,091)
Accumulated other comprehensive loss	(8,068)	(8,666)
Accumulated deficit	(246,891)	(229,099)
Total shareholders' equity	146,126	160,421
Total liabilities and shareholders' equity	$ 272,419	$ 289,889